FAIR VALUE OF ASSETS AND LIABILITIES (Details 5) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		$ 757,886	$ 434,318
Investments in associates	[1]	1,327,610	940,364
Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		225,548	0
Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 1 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		0	0
Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		0	0
Level 2 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		0	0
Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Investments in associates		225,548	0
Level 3 of fair value hierarchy [member] | Compania de Financiemiento TUYA S.A. [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Fair value of investments in associates for which there are quoted market prices		$ 225,548	$ 0

[1]	As of December 31, 2017 and 2016, the amount includes investments in associates at fair value for COP 757,886 and COP 434,318, respectively and investments in associates at equity value COP 569,724 and COP 506,046 respectively. See note 29 Fair value of assets and liabilities.